Submission	Jun. 17, 2025
Submission [Line Items]
Central Index Key	0000790816
Registrant Name	BRANDYWINE REALTY TRUST
Registration File Number	333-270133
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES